Related-Party Transaction - Additional Information (Detail) - USD ($) $ in Thousands		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2018	Sep. 30, 2017
Schedule Of Related Party Transaction Details [Line Items]
Outstanding loan paid		$ 1,677	$ 5,506
Mr Zhu Zhengdong
Schedule Of Related Party Transaction Details [Line Items]
Loan from a related party			$ 7,340
Outstanding loan paid	$ 1,648